INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On August 17, 2021, the Company sold 31,625,000 Units at $10.00 per Unit, generating gross proceeds of $316,250,000. Each Unit consists of one of the Company’s Class A ordinary shares, par value $0.0001 per share, and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary shares at an exercise price of $11.50 per whole share (see Note 7).

NOTE 3. INITIAL PUBLIC OFFERING

On August 17, 2021, the Company sold 31,625,000 Units at $10.00 per Unit, generating gross proceeds of $316,250,000. Each Unit consists of one of the Company’s Class A ordinary shares, par value $0.0001 per share, and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary shares at an exercise price of $11.50 per whole share (see Note 7).